FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2010 AND 2011

(In U.S. dollars, except share data)

	December 31,
	2010	2011
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$42,377,021	$3,291,387
Prepaid expenses and other current assets	420,499	562,500

Total current assets	42,797,520	3,853,887
Investments in subsidiaries, net	221,647,552	307,534,867

TOTAL ASSETS	$264,445,072	$311,388,754

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$916,531	$—
Amount due to related party	—	210,523

Total current liabilities	916,531	210,523
Amount due to related party	47,542	—

TOTAL LIABILITIES	964,073	210,523

EQUITY
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized as of December 31, 2010 and 2011; 175,714,103 shares issued and outstanding as of December 31, 2010 and 2011)	17,571	17,571
Additional paid in capital	140,305,556	142,511,581
Retained earnings	116,881,004	150,204,956
Accumulated other comprehensive income	6,276,868	18,444,123

Total shareholders’ equity	263,480,999	311,178,231

TOTAL LIABILITIES AND EQUITY	$264,445,072	$311,388,754

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
OPERATING EXPENSES
General and administrative	$(414,210)	$(3,791,827)	$(2,355,174)
Research and development	(14,500)	(96,827)	(75,508)

Total operating expenses	(428,710)	(3,888,654)	(2,430,682)

LOSS FROM OPERATION	(428,710)	(3,888,654)	(2,430,682)
Interest expenses	(70,715)	—	—
Interest income	—	—	24,852

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(499,425)	(3,888,654)	(2,405,830)
Equity in earnings of subsidiaries	31,334,427	72,459,911	35,729,782

NET INCOME	$30,835,002	$68,571,257	$33,323,952
Deemed dividend on Series A convertible redeemable preferred shares	(702,740)	(3,300,000)	—

Net income attributable to Daqo New Energy Corporation ordinary shareholders	$30,132,262	$65,271,257	$33,323,952

Other comprehensive income:
Foreign currency translation adjustments	53,151	5,659,570	12,167,255

Total other comprehensive income	53,151	5,659,570	12,167,255

Comprehensive income	$30,888,153	$74,230,827	$45,491,207

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars, except share data)

	Ordinary shares		Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Total	Comprehensive income
	Number	$
Balance at January 1, 2009	100,000,000	$10,000	$(10,000)	$—	$21,477,485	$564,147	$22,041,632
Net income	—	—	—	—	30,835,002	—	30,835,002	$30,835,002
Foreign currency translation adjustments	—	—	—	—	—	53,151	53,151	53,151
Share-based compensation	—	—	—	258,583	—	—	258,583
Deemed dividend on Series A convertible redeemable preferred shares	—	—	—	—	(702,740)	—	(702,740)
Capital contribution from ordinary shareholders	—	—	10,000	—	—	—	10,000

Balance at December 31, 2009	100,000,000	10,000	—	258,583	51,609,747	617,298	52,495,628	30,888,153

Net income	—	—	—	—	68,571,257	—	68,571,257	68,571,257
Foreign currency translation adjustments	—	—	—	—	—	5,659,570	5,659,570	5,659,570
Deemed dividend on Series A convertible	—	—	—	1,614,756	—	—	1,614,756
redeemable preferred shares	—	—	—	—	(3,300,000)	—	(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	29,714,103	2,971	—	58,899,769	—	—	58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)	46,000,000	4,600	—	79,532,448	—	—	79,537,048

Balance at December 31, 2010	175,714,103	17,571	—	140,305,556	116,881,004	6,276,868	263,480,999	74,230,827

Net income	—	—	—	—	33,323,952	—	33,323,952	33,323,952
Foreign currency translation adjustments	—	—	—	—	—	12,167,255	12,167,255	12,167,255
Share-based compensation	—	—	—	2,206,025	—	—	2,206,025

Balance at December 31, 2011	175,714,103	$17,571	$—	$142,511,581	$150,204,956	$18,444,123	$311,178,231	$45,491,207

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
OPERATING ACTIVITIES
Net income	$30,835,002	$68,571,257	$33,323,952
Share of results of subsidiaries	(31,334,427)	(72,459,911)	(35,729,782)
Share-based compensation	258,583	1,614,756	2,206,025
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(1,843,779)	1,603,280	(142,001)
Changes in other current liabilities	2,001,279	(1,084,748)	(916,531)

Net cash used in operating activities	(83,342)	(1,755,366)	(1,258,337)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	(49,990,000)	(33,199,062)	(37,990,278)
Receivable from investees	—	—	162,981
Advance paid to investees	(180,000)	—	—

Cash used in investing activities	(50,170,000)	(33,199,062)	(37,827,297)

FINANCING ACTIVITIES
Proceeds from the issuance of Series A convertible redeemable preferred shares	55,000,000	—	—
Issuance expenses paid for the Series A convertible redeemable preferred shares	(100,000)	—	—
Repayment of bank borrowings	(6,000,000)	—	—
Proceeds from other borrowing	6,230,000	—	—
Repayment of other long-term borrowings	—	(7,130,000)	—
Cash proceeds from issuance of ordinary share	—	80,982,000	—
Issuance cost of ordinary shares	—	(1,444,953)	—

Cash provided by financing activities	55,130,000	72,407,047	—

NET INCREASE IN CASH AND CASH EQUIVALENTS	4,876,658	37,452,619	(39,085,634)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	47,744	4,924,402	42,377,021

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$4,924,402	$42,377,021	$3,291,387

Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares	$—	$58,902,740	$—

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2011, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.